Intangible Assets and Contract Liabilities - Additional information (Details) - USD ($) $ in Millions			1 Months Ended
	Jun. 01, 2017	Mar. 01, 2017	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2017	Mar. 31, 2017	Aug. 31, 2011	Mar. 31, 2011	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets
Accumulated amortization for contract liabilities									$ 14.5	$ 13.0
Recife Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights							12 years
Recife Knutsen | Unfavorable contractual rights [Member]
Intangible Assets
Period for amortization of unfavorable contractual rights							12 years
Fortaleza Knutsen
Intangible Assets
Period for amortization of unfavorable contractual rights								12 years
Fortaleza Knutsen | Unfavorable contractual rights [Member]
Intangible Assets
Period for amortization of unfavorable contractual rights								12 years
Tordis Knutsen [Member] | Above Market Value Of Time Charter [Member]
Intangible Assets
Remaining term of the contract		4 years 9 months 18 days		4 years 9 months 18 days		4 years 9 months 18 days
Vigdis Knutsen [Member] | Above Market Value Of Time Charter [Member]
Intangible Assets
Remaining term of the contract	4 years 10 months 24 days		4 years 10 months 24 days		4 years 10 months 24 days